Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Abstract]
Schedule of Components of Income Tax Expense (Benefit)

	For the years ended December 31,
(In thousands)	2015	2014
Federal - current provision	$4,067	$2,380
Federal - deferred provision	280	381
Total federal provision	4,347	2,761
State - current provision	377	267
State - deferred provision	87	117
Total state provision	464	384
Total provision for income taxes	$4,811	$3,145

Schedule of Effective Income Tax Rate Reconciliation

	For the years ended December 31,
(In thousands, except percentages)	2015	2014
Federal income tax provision at statutory rate	$5,028	$3,248
35% rate in 2015 and 34% in 2014
Increases (decreases) resulting from:
Bank owned life insurance	(133)	(190)
Tax-exempt interest	(99)	(121)
Meals and entertainment	18	18
State income taxes, net of federal income tax effect	302	253
Other, net	(305)	(63)
Provision for income taxes	$4,811	$3,145
Effective tax rate	33.5%	32.9%

Schedule of Deferred Tax Assets and Liabilities

(In thousands)	December 31, 2015	December 31, 2014
Deferred tax assets:
Allowance for loan losses	$5,212	$5,013
Depreciation	519	489
Stock-based compensation	515	463
SERP	369	-
Deferred compensation	262	231
Lost interest on nonaccrual loans	173	354
State net operating loss	139	132
Commitment reserve	56	60
Other	96	63
Gross deferred tax assets	7,341	6,805
Valuation allowance	(139)	(132)
Total deferred tax assets	7,202	6,673
Deferred tax liabilities:
Deferred loan costs	495	216
Goodwill	416	367
Deferred servicing fees	219	38
Bond accretion	104	100
Net unrealized security gains	-	92
Total deferred tax liabilities	1,234	813
Net deferred tax asset	$5,968	$5,860